Prepaid Expense (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Prepaid Expense [Line Items]
Acquisition facilitate	$ 50,000
Refundable deposits	900,000
Exclusive Agent Agreement [Member]
Prepaid Expense [Line Items]
Total consideration	100,000
Service fees	50,000
Acquisition facilitate	50,000
Refundable deposits	$ 900,000